ADVANCED SERIES TRUST

AST Small-Cap Growth Portfolio

Supplement dated December 2, 2024 to the

Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective statement of additional information (the SAI) for the Advanced Series Trust (the Trust) relating to the AST Small-Cap Growth Portfolio (the Portfolio), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolio available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the SAI.

New Subadvisory Arrangements, Name Change, Investment Strategy, Management Fee Changes and Secondary Benchmark Changes

The Board of Trustees of the Trust (the Board) approved: (i) replacing Emerald Mutual Fund Advisers Trust (Emerald), Massachusetts Financial Services Company (MFS), UBS Asset Management (Americas) LLC (UBS) and Victory Capital Management Inc. (Victory Capital) with Boston Partners Global Investors, Inc., Dimensional Fund Advisors LP, Hotchkis and Wiley Capital Management, LLC and TimesSquare Capital Management, LLC as subadvisers to the Portfolio to serve alongside Driehaus Capital Management LLC; (ii) changing the name of the Portfolio to the “AST Small-Cap Equity Portfolio”; (iii) revising the investment strategy of the Portfolio; (iv) a reduction in management fees; and (v) revising the Portfolio’s secondary benchmark to reflect the repositioning of the Portfolio. These changes are expected to become effective on or about December 16, 2024.

To reflect the changes described above, the SAI is hereby revised as follows, effective December 16, 2024:

I.All references to "AST Small-Cap Growth Portfolio" are hereby changed to "AST Small-Cap Equity Portfolio".

II.All references and information pertaining to Emerald, MFS, UBS and Victory Capital are hereby removed from the SAI.

III.The table in Part I of the SAI entitled “Management Fee Rates” is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Management Fee Rates

Portfolio	Contractual Fee Rate
AST Small-Cap Equity Portfolio	Effective December 16, 2024:
0.7025% of average daily net assets to $6 billion;
0.6625% on next $4 billion of average daily net assets;
0.6425% over $10 billion of average daily net assets
Prior to December 16, 2024:
0.7325% of average daily net assets to $300 million;
0.7225% on next $200 million of average daily net assets;
0.7125% on next $250 million of average daily net assets;
0.7025% on next $2.5 billion of average daily net assets;
0.6925% on next $2.75 billion of average daily net assets;
0.6625% on next $4 billion of average daily net assets;
0.6425% over $10 billion of average daily net assets

176SAISUP1

IV. The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Fee Waivers & Expense Limitations

Portfolio	Fee Waiver and/or Expense Limitation
AST Small-Cap Equity Portfolio	The Manager has contractually agreed to waive 0.01% of its investment management fee through June 30, 2026. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.

V.The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates

Portfolio	Subadviser(s)	Fee Rate*
AST Small-Cap Equity Portfolio	Boston Partners Global	0.450% of average daily net assets to $200
	Investors, Inc.	million;
0.425% of average daily net assets over
$200 million
	Dimensional Fund	0.23% of average daily net assets
Advisors LP

	Driehaus Capital	0.45% of average daily net assets to $300
	Management LLC	million;
0.40% of average daily net assets over $300
million

	Hotchkis and Wiley	0.40% of average daily net assets
Capital Management,
LLC

	TimesSquare Capital	0.45% of average daily net assets to $250
	Management, LLC	million;
0.40% of average daily net assets over $250
million

VI. The table in Part I of the SAI entitled “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS— Other Accounts and Portfolio Ownership” is hereby revised by hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Adviser/Subadv	Portfolio Managers	Registered	Other Pooled	Other	Ownership
iser		Investment	Investment	Accounts*	of Portfolio
		Companies	Vehicles		Securities
PGIM	Rick T. Babich	12/$20,649,591,217	None	None	None
Investments LLC	Jeffrey Peasley	12/$20,649,591,217	None	None	None
Driehaus Capital	Jeffrey James	3/$1,217,790,887	1/$117,821,198	55/$7,269,346,7	None
Management				36
LLC	Michael Buck	3/$1,217,790,887	1/$117,821,198	55/$7,269,346,7	None
36
	Prakash Vijayan,	3/$1,217,790,887	1/$117,821,198	55/$7,269,346,7	None
	CFA			36
Boston Partners	George Gumpert	3/$818,435,505	1/$128,452,705	70/$3,970,898,0	None
Global Investors,				43
Inc.
Dimensional	Marc Corona Leblond	13/$80,808,697,786	3/$1,544,515,069	14/$8,066,936,5	None
Fund Advisors			1/$203,847,975	13
LP	Jed Fogdall	125/$546,807,101,747	28/$27,163,714,3	1,094/$42,116,7	None
			43	57,755
			1/$203,847,975	4/$1,969,453,92
3
	Joel Schneider	44/$202,673,457,948	None	2/$7,218,264,23	None
8
Hotchkis and	Judd Peters	23/$22.3 billion	12/$2.4 billion	55/$6.8 billion	None
Wiley Capital		3/$14.8 billion	1/$46 million	3/$685 million
Management,	Ryan Thomes	23/$22.3 billion	12/$2.4 billion	55/$6.8 billion	None
LLC		3/$14.8 billion	1/$46 million	3/$685 million

TimesSquare	Kenneth Duca	2/$443.53 million	2/$1,070.41	14/$552.69	None
Capital			million	million
Management,	Grant Babyak	4/$1,855.78 million	7/$2,295.66	34/$2,626.83	None
LLC			million	million**
	David Ferriero	2/$443.53 million	2/$1,070.41	14/$552.69	None

			million	million

*Information is as of August 31, 2024.

**Grant Babyak manages 2 performance-based fee accounts in the Other Accounts category totaling $70.57 million.

VII. The section in Part I of the SAI entitled “PORTFOLIO MANAGERS: COMPENSATION & CONFLICTS POLICIES

–ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS – COMPENSATION AND

CONFLICTS OF INTEREST” is hereby revised by adding the information set forth below:

Dimensional Fund Advisors LP (Dimensional)

DESCRIPTION OF COMPENSATION STRUCTURE. Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of Dimensional and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. Dimensional reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•Base salary - Each portfolio manager is paid a base salary. Dimensional considers the factors described above to determine each portfolio manager’s base salary.

•Semi-Annual Bonus - Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of Dimensional, as determined from time to time by Dimensional’s Board of Directors or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in Dimensional’s Long-Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

POTENTIAL CONFLICTS OF INTEREST. Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to multiple accounts. Other accounts may include registered mutual funds (other than the Portfolios) and exchange-traded funds, other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Portfolio. Actual or apparent conflicts of interest include:

•Time Management. The management of the Portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Portfolios and/or Accounts. Dimensional seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the Portfolios.

•Investment Opportunities. It is possible that at times identical securities will be held by a Portfolio and one or more Accounts. However, positions in the same security may vary and the length of time that a Portfolio or an Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that maybe suitable for a Portfolio and one or more Accounts, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Dimensional has adopted procedures for allocating portfolio transactions across the Portfolios and other Accounts.

•Broker Selection. With respect to securities transactions for the Portfolios, Dimensional determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separately managed accounts), Dimensional may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Dimensional or its affiliates may place separate, non-simultaneous, transactions for a Portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or an Account.

•Performance-Based Fees. For some Accounts, Dimensional may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Dimensional with regard to Accounts where Dimensional is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where Dimensional might share in investment gains.

•Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages, and a conflict may arise where he or she may therefore have an incentive to treat an Account in which the portfolio manager or his/her relatives invest preferentially as compared to the Portfolios or other Accounts for which he or she has portfolio management responsibilities.

Dimensional has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.